LONG-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM LOAN
Schedule of long-term debt

	As of December 31,
	2025	2024
Financial liabilities	$2,009,440	$1,570,298
Less: current portions	(1,907,736)	(867,772)
Long-term Financial liabilities	101,704	702,526
Long-term Bank borrowings	6,713,850	2,740,000
Less: Long-term Bank borrowings – current portions	(729,300)	—
Total long-term loan	$6,086,254	$3,442,526

Schedule of long-term bank loans

Long-term bank loans as of December 31, 2025 consisted of the following:

		Guarantors/	Effective	Issuance	Expiration	Amount-
Lender	Company	Collateral	Interest Rate	Date	Date	RMB	Amount-US$
Bank of China	Baide Suzhou	Nanjing Changcheng/ Baide capital	3.10%	December 18, 2024	December 17, 2027	18,000,000	2,574,000
Bank of China	Nanjing Changcheng	Baide Suzhou	2.80%	June 12, 2025	June 11, 2027	9,950,000	1,422,850
SPD Bank	Baide Suzhou	N/A	2.90%	March 31,2025	March 30,2028	9,500,000	1,358,500
SPD Bank	Baide Suzhou	N/A	2.90%	April 14,2025	March 30,2028	9,500,000	1,358,500

Schedule of long-term debt maturities

Future loan payments under long-term loan as of December 31, 2025 were as follows:

Years ending December 31,
2026 Financial liabilities payment	$1,989,320
2027 Financial liabilities payment	101,999
Total Financial liabilities payments	$2,091,319
Less: Financial liabilities imputed interest	(81,879)
Total Financial liabilities payment	$2,009,440
Less: Financial liabilities - long term portions	(101,704)
Financial liabilities payment – current portions	$1,907,736

Years ending December 31,
2026 Long-term Bank borrowings repayment	729,300
2027 Long-term Bank borrowings repayment	4,983,550
2028 Long-term Bank borrowings repayment	1,001,000
Total Long-term Bank borrowings	$6,713,850
Less: Long-term Bank borrowings - long term portions	(5,984,550)
Long-term Bank borrowings – current portions	$729,300